General	12 Months Ended
Dec. 31, 2020
General [Abstract]
GENERAL
NOTE 1:	GENERAL

a.	A general description of the Company and its activity:

XTL Biopharmaceuticals Ltd. (the “Company”) is engaged in the development of therapeutics for the treatment of unmet medical needs. The Company was incorporated under the Israeli Companies Law on March 9, 1993. The registered office of the Company is located at 5 Badner Street, Ramat Gan, Israel.

The Company’s American Depository Shares (“ADSs”) are listed for trading on the Nasdaq Capital Market (“Nasdaq”) and its ordinary shares are traded on the Tel-Aviv Stock Exchange (“TASE”).

As of December 31, 2020, the Company has a wholly-owned subsidiary, Xtepo Ltd. (“Xtepo”), which was incorporated in Israel.

The Company and Xtepo are heretofore referred to as the Group.

b.	The Group has incurred continuing losses and depends on outside financing resources to continue its activities. Based on existing business plans, the Company’s management estimates that its outstanding cash and cash equivalent balances will allow the Company to finance its activities for an additional period of at least 12 months from the date of this report. However, the amount of cash which the Company will need in practice to finance its activities depends on numerous factors which include, but are not limited to, the timing, planning and execution of clinical trials of existing drugs and future projects which the Company might acquire or other business development activities such as acquiring new technologies and/or changes in circumstances which are liable to cause significant expenses to the Company in excess of management’s current and known expectations as of the date of these Financial Statements and which will require the Company to reallocate funds against plans, also due to circumstances beyond its control.

The Company expects to incur additional losses in 2021 arising from research and development activities, testing additional technologies and operating activities, which will be reflected in negative cash flows from operating activities. In order to perform the clinical trials aimed at developing a product until obtaining its marketing approval, the Company will need to raise additional funds by issuing securities. Should the Company fail to raise additional capital at terms acceptable to the Company, it will be required to further reduce its development activities or sell or grant a sublicense to third parties to use all or part of its technologies.

c.	COVID-19 virus

The outbreak of the Coronavirus in the world in the first half of 2020 and its spread, causes great uncertainty in the world capital markets and major macroeconomic implications, which are characterized by sharp declines and volatility in many securities’ prices.

As of the date of issuance of the financial reporting, there was no material effect of the Coronavirus on the operations and financial results of the Company. Although, due to the ongoing uncertainty around the scope and duration of the Coronavirus, as of the financial statement publication date, there is uncertainty regarding its impact on the economy and the market state at all, and those impacts on the value of the securities held by the Company.

The Company is monitoring and will continue to monitor the developments around the world in connection with the spread of the Coronavirus, and will examine the implications for its activities.

d.	Restatement of previously issued consolidated financial statements

In March 2018 the Company’s warrants were allocated to share premium as a result of its cancellation of the cashless exercise mechanism.

Subsequent to the original issuance of its Consolidated Financial Statements, the Company identified a misstatement in its historical annual Consolidated Financial Statements, related to the accounting treatment of warrants.

The restatement is required due to incorrectly classifying the Company’s warrants as equity instead of liabilities with fair value accounting through profit and loss. This misstatement is a result of inappropriately assuming that a cashless exercise mechanism of the Company's warrants was removed during 2018.

The impacts of the misstatement in the warrant classification are as follows:

Impact on the consolidated statements of comprehensive income (loss):

	Year ended December 31,
	2020			2019
	As previously reported	As restated	Adjustments	As previously reported	As restated	Adjustments
	U.S. dollars in thousands

Revaluation of warrants to purchase ADS’s	-	(2,172)	(2,172)	-	584	584
Finance income (expenses), net	166	(2,006)	(2,172)	(505)	79	584
Total comprehensive income (loss) for the year	(782)	(2,954)	(2,172)	(1,347)	(763)	584
Basic and diluted earnings (loss) per share (in U.S. dollars):	(0.002)	(0.006)	(0.004)	(0.003)	(0.001)	0.002

	Year ended December 31,
	2018
	As previously reported	As restated	Adjustments
	U.S. dollars in thousands

Revaluation of warrants to purchase ADS’s	974	1,618	644
Finance income (expenses), net	3,779	4,423	644
Total comprehensive income (loss) for the year	2,986	3,630	644
Basic and diluted earnings (loss) per share (in U.S. dollars):	0.006	0.007	0.001

Impact on the consolidated statements of financial position:

	December 31,
	2020			2019
	As previously reported	As restated	Adjustments	As previously reported	As restated	Adjustments
	U.S. dollars in thousands

Non-current liabilities	-	2,637	2,637	-	465	465
Additional paid in capital	147,708	146,015	(1,693)	147,708	146,015	(1,693)
Accumulated deficit	(154,661)	(155,605)	(944)	(153,930)	(152,702)	1,228
Total equity	6,249	3,612	(2,637)	6,980	6,515	(465)

	January 1, 2019
	As previously reported	As restated	Adjustments
	U.S. dollars in thousands

Non-current liabilities	-	1,049	1,049
Additional paid in capital	147,708	146,015	(1,693)
Accumulated deficit	(152,588)	(151,944)	644
Total equity	8,322	7,273	(1,049)

As a result of such misstatement, the Company concluded that the previously issued 2020 consolidated financial statements were materially misstated and has restated these financial statements. The Company has restated Notes 1(d), 2(n), 4(c), 11, 17 and 18 as a result of such misstatement.

e.	Approval of financial statements:

These financial statements were approved by the Company’s Board of Directors (“BoD”) on March 15, 2021 and reapproved as a result of the misstatement on May 18, 2021.